UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31. 2013

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.11%
Aerospace & Defense - 9.26%
Alliant Techsystems, Inc.	6,210	304,227
General Dynamics Corp.	4,360	285,624
Lockheed Martin Corp.	3,180	289,825
Rockwell Collins, Inc.	5,420	264,875
United Technologies Corporation	3,760	300,236
		1,444,787
Capital Markets - 5.62%
Eaton Vance Corp.	11,060	299,615
Federated Investors, Inc.	13,540	287,319
Waddell & Reed Financial, Inc.	9,820	290,672
		877,606
Chemicals - 1.68%
International Flavors & Fragrances, Inc.	4,340	262,657

Commercial Banks - 1.88%
Westamerica Bancorporation	6,290	292,800

Commercial Services & Supplies - 3.66%
Deluxe Corp.	10,100	286,537
Pitney Bowes, Inc.	21,280	284,301
		570,838
Computers & Peripherals - 5.80%
Dell, Inc. (a)	23,800	252,042
Lexmark International, Inc.	16,340	354,742
Western Digital Corp. (a)	7,100	296,922
		903,706
Consumer Finance - 1.85%
World Acceptance Corp. (a)	3,960	289,080

Diversified Consumer Services - 4.86%
Apollo Group, Inc. (a)	10,360	278,166
ITT Educational Services, Inc. (a)	7,190	230,152
Strayer Education, Inc.	3,860	250,051
		758,369
Electrical Equipment - 1.85%
Emerson Electric Company	5,700	289,104

Electronic Equipment, Instruments & Components - 1.74%
FLIR Systems, Inc.	13,740	272,052

Food & Staples Retailing - 7.22%
Kroger Co.	12,600	280,728
Sysco Corp.	9,720	294,516
Walgreen Co.	7,780	278,213
Wal-Mart Stores, Inc.	3,760	272,976
		1,126,433
Food Products - 2.61%
HJ Heinz Co.	1,940	108,097
Kellogg Co.	5,900	298,835
		406,932
Health Care Equipment & Supplies - 9.36%
Baxter International, Inc.	4,860	285,185
Becton Dickinson & Company	3,740	284,165
CR Bard, Inc.	800	78,488
Medtronic, Inc.	7,150	290,719
St. Jude Medical, Inc.	2,040	77,030
Stryker Corp.	1,440	76,694
Varian Medical Systems, Inc. (a)	1,400	82,306
Zimmer Holdings, Inc.	4,660	287,895
		1,462,482
Health Care Providers & Services - 6.82%
CIGNA Corp.	6,940	317,644
Laboratory Corporation of America Holdings (a)	1,780	156,551
Quest Diagnostics, Inc.	4,840	292,675
UnitedHealth Group, Inc.	5,460	296,478
		1,063,348
Household Durables - 1.97%
Tempur-Pedic International, Inc. (a)	9,860	308,026

Household Products - 1.60%
Energizer Holdings, Inc. (a)	3,620	249,418

Industrial Conglomerates - 2.18%
3M Co.	840	77,784
Raven Industries, Inc.	8,620	261,789
		339,573
Insurance - 1.74%
Progressive Corp.	13,860	270,686

Internet Software & Services - 1.80%
J2 Global, Inc.	9,520	280,554

IT Services - 3.23%
Accenture PLC (b)	3,720	229,152
Global Payments, Inc.	6,600	274,890
		504,042
Machinery - 1.78%
Toro Co.	7,480	278,256

Media - 1.88%
Omnicom Group, Inc.	5,700	292,809

Oil, Gas & Consumable Fuels - 1.89%
Exxon Mobil Corp.	3,380	295,074

Personal Products - 1.81%
Avon Products, Inc.	18,260	282,117

Pharmaceuticals - 6.36%
Bristol-Myers Squibb Co.	8,010	264,410
Eli Lilly & Co.	6,440	289,220
Forest Laboratories, Inc. (a)	8,340	289,315
Johnson & Johnson	1,100	74,173
Pfizer, Inc.	3,120	74,443
		991,561
Software - 1.84%
Microsoft Corp.	9,320	287,242

Specialty Retail - 6.82%
Advance Auto Parts, Inc.	4,060	288,747
Bed Bath & Beyond, Inc. (a)	2,620	175,985
Best Buy, Inc.	15,580	276,389
Jos A Bank Clothiers, Inc. (a)	6,700	322,740
		1,063,861
TOTAL COMMON STOCKS (Cost $15,624,287)		15,463,413

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.86%
Money Market Fund - 0.86%
Fidelity Institutional Money Market Fund Government Portfolio - Class I, 0.010% (b)	133,496	133,496
TOTAL SHORT-TERM INVESTMENTS (Cost $133,496)		133,496

Total Investments (Cost $15,757,783) - 99.97%		15,596,909
Other Assets in Excess of Liabilities - 0.03%		4,268
TOTAL NET ASSETS - 100.00%		$15,601,177

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security; the rate shown represents the rate at August 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$15,757,783
Gross unrealized appreciation	894,050
Gross unrealized depreciation	(1,054,924)
Net unrealized depreciation	$(160,874)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$15,463,413	$-	$-	$15,463,413
Short-Term Investments	133,496	-	-	133,496
Total Investments in Securities	$15,596,909	$-	$-	$15,596,909

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2012.
There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2012.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                                   Joseph Neuberger, President

Date          October 23, 2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          October 23, 2012

* Print the name and title of each signing officer under his or her signature.